EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2012
EARNINGS PER SHARE
17.	EARNINGS PER SHARE

For the years ended December 31, 2012, 2011 and 2010, earnings per share (“EPS”) was calculated as follows:

	Year ended December 31, 2012	Year ended December 31, 2011	Year ended December 31, 2010
Basic EPS
Net income (loss) attributable to parent company	(1,158)	650	830
Weighted average shares outstanding	886,699,953	883,619,377	880,375,234
Basic EPS	(1.31)	0.74	0.94

Diluted EPS
Net income (loss) attributable to parent company	(1,158)	650	830
Convertible debt interest	—	5	10
Net income (loss) attributable to parent company adjusted	(1,158)	655	840

Weighted average shares outstanding	886,699,953	883,619,377	880,375,234
Dilutive effect of nonvested shares	—	3,771,729	3,555,806
Dilutive effect of convertible debt	—	17,073,640	27,180,653
Number of shares used in calculating diluted EPS	886,699,953	904,464,746	911,111,693

Diluted EPS	(1.31)	0.72	0.92

At December 31, 2012, if the Company had reported an income, outstanding stock options would have included anti-dilutive shares totalling approximately 16,690,472 shares. At December 31, 2011 and December 31, 2010 outstanding stock options included anti-dilutive shares totalling approximately 26,453,152 shares and 35,296,895 shares, respectively.

There was also the equivalent of 5,624 common shares outstanding for 2013 convertible debt. None of these bonds have been converted to shares during 2012. The repurchase of convertible bonds is described in Note 14.